Interest Paid Included in Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Other Significant Noncash Transactions [Line Items]
Interest paid before capitalization	$ 36.4	$ 63.6	$ 71.7	$ 137.5